Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at September 30, 2022 and December 31, 2021.

	September 30,	December 31,
	2022	2021
Ordinary shares	64,974,850	35,854,591
Deferred shares of £0.00001	24,103	112,077
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	64,998,954	35,966,669